Impairment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals, net	$ (1,519)	$ (1,531)	$ (2,680)
Exploratory assets	(208)	(224)	(364)
Impairment of equity-accounted investments	5	13	(2)
Impairment losses	(1,722)	(1,742)	(3,046)
Losses	(2,174)	(1,955)	(3,307)
Reversals	452	213	261
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Impairment losses	(1,486)	(1,487)	(2,783)
Intangible assets other than goodwill [member]
IfrsStatementLineItems [Line Items]
Impairment losses	(164)	(224)	(364)
Non-current assets or disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Impairment losses	(75)	(32)	103
Investiments [Member]
IfrsStatementLineItems [Line Items]
Impairment losses	$ 3	$ 1	$ (2)